FAIR VALUE MEASUREMENTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	$ 259,881	$ 424,637
Conversion of warrants to common stock		(2,031)
Issuance of convertible notes	8,582,295	4,044,349
Reclass to additional paid in capital	(2,711,816)
Change in fair value	(271,190)	(4,207,074)
Balance	5,859,170	259,881
Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	232,988	283,931
Conversion of warrants to common stock		(2,031)
Issuance of convertible notes	0	0
Reclass to additional paid in capital	0
Change in fair value	(232,988)	(48,912)
Balance	0	232,988
Derivative Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	26,893	140,706
Conversion of warrants to common stock		0
Issuance of convertible notes	8,582,295	4,044,349
Reclass to additional paid in capital	(2,711,816)
Change in fair value	(38,202)	(4,158,162)
Balance	$ 5,859,170	$ 26,893